Exhibit 99.31

Client Name:
Client Project Name:	DRMT 2026-CES1
Start - End Dates:	6/19/2025 - 1/5/2026
Deal Loan Count:	4

Loan Level Tape Compare Upload

Loans in Report	3

Loan Number	Pretium Loan ID	Borrower Last Name	Field Name	Tape Data	Reviewer Data
XXXXXX	6453728	XXXXXX	Borrower 1 Total Income	6596.60	6360.27
XXXXXX	6453728	XXXXXX	Combined LTV	50.42	74.69
XXXXXX	6453728	XXXXXX	Debt to Income Ratio (Back)	37.2650	41.8062
XXXXXX	6453728	XXXXXX	Total Monthly Income	22743.39	22496.02
XXXXXX	5854061	XXXXXX	Lien Position	1	2
XXXXXX	5907096	XXXXXX	Borrower 1 First Name	XXXXXX	XXXXXX
XXXXXX	5907096	XXXXXX	Borrower 1 Last Name	XXXXXX	XXXXXX
XXXXXX	5907096	XXXXXX	Borrower 1 Middle Name	XXXXXX	XXXXXX
XXXXXX	5907096	XXXXXX	Original Appraised Value	XXXXXX	XXXXXX

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